Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Sales and marketing expenses		$ 5,676,000
Transfer of between level 1 and level 2 assets	0	0
Transfer of between level 1 and level 2 liabilities	0	0
Fair value of the Company's long-term debt	8,748,000
Allowance for doubtful accounts	0	3,000
Company's standard product warranty period	1 year
Warranty description	Return and replacement can only occur if a material breach of the warranty remains uncured for 30 days
Impairment charges of long-lived assets	0
Warranty period of systems sold	1 year
Due from related party	0	125,000
Estimated useful lives	36 months
Credit provided to eligible customers	1,000
Medical device excise tax	40,000	29,000
Estimated forfeitures rates	6.00%	4.90%
Revenue from related party	315,000	630,000
Related party transaction expense	18,000
Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Number of customers	1
Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	11.00%	71.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	0.00%	78.00%
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage		10.00%
Minimum [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	10.00%	10.00%
Maximum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	10.00%
Fair Value, Measurements, Recurring [Member]
Significant Accounting Policies [Line Items]
Assets fair value on recurring basis	0	0
Liabilities fair value on recurring basis	0	0
Field Equipment [Member]
Significant Accounting Policies [Line Items]
Number of field equipments placed	5
Customer Evaluation [Member]
Significant Accounting Policies [Line Items]
Number of field equipments placed	1
Domestic Customers [Member]
Significant Accounting Policies [Line Items]
Revenues from domestic customers	2,200,000	896,000
International Customers [Member]
Significant Accounting Policies [Line Items]
Revenues from domestic customers	$ 1,000,000	$ 0
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	27.00%
Other Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration percentage	25.00%